Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance	$ 1	$ 1
Other, accumulated amortization of debt issuance costs	17	10
Intangible assets, accumulated amortization	74	45
Series A convertible redeemable preferred units, redemption amount	$ 85	$ 85
Common units, authorized	174,574,175	161,233,046
Common units, issued	170,951,457	157,437,608
Common units, outstanding	170,951,457	157,437,608